INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2013
INVENTORIES
Schedule of inventories
	December 31,
	2012	2013
Raw materials	19,731	13,921
Work in progress	—	—
Finished goods	32,276	41,010
	52,007	54,931

Schedule of movement of inventory write-downs

	For the Year Ended December 31,
	2011	2012	2013
Beginning of year	4,914	9,062	9,599
Addition during the year	11,037	7,232	10,065
Transfer-in from accrual for loss on firm, noncancelable, and unconditional purchase commitments that have been recognized previously	—	198	374
Write-off during the year	(6,889)	(6,893)	(8,004)

End of year	9,062	9,599	12,034